BRANCH SALE (FY)	12 Months Ended
Dec. 31, 2016
BRANCH SALE [Abstract]
BRANCH SALE

NOTE 25 – BRANCH SALE

On April 29, 2015 we entered into a Purchase and Assumption Agreement (“PAA”) with Isabella Bank (based in Mt. Pleasant, Michigan). Pursuant to the PAA, on August 28, 2015, we sold the fixed assets, real property and certain other assets of our bank branch located in Midland, Michigan (the “Midland Branch”) to Isabella Bank. The deposit liabilities of the Midland Branch were assumed by Isabella Bank which totaled $8.7 million on the date of sale. Under the terms of the PAA, Isabella Bank paid a premium of $0.6 million (which was equal to 6.0% of the average deposit liabilities of $9.7 million based on the 20-day average ending two business days prior to the closing date of August 28, 2015) and $0.85 million for the real property and fixed assets (including the ATM). The real property and the fixed assets had a net book value of approximately $0.2 million as of August 28, 2015. We recorded a net gain of $1.2 million in the third quarter of 2015 on the sale of the Midland Branch.